UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 121 MOUNT VERNON STREET
         BOSTON, MA 02108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    November 5, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      	0

Form 13F Information Table Entry Total:      	86


Form 13F Information Table Entry Total:       	$302,085



List of Other Included Managers:

NONE


								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				COM		88579y101	 361 	 3,905 		SH		SOLE			 3,905
ABBOTT LABS			COM		002824100	 4,761 	 69,449 	SH		SOLE			 69,449
ACCENTURE PLC CL A		COM		g1151c101	 7,042 	 100,557 	SH		SOLE			 100,557
AIR PRODUCTS & CHEMICALS INC	COM		009158106	 296 	 3,580 		SH		SOLE			 3,580
ANHEUSER-BUSCH INBEV SPONS ADR	COM		03524a108	 5,300 	 61,694 	SH		SOLE			 61,694
APPLE INC			COM		037833100	 11,382  17,062 	SH		SOLE			 17,062
AT&T INC			COM		00206r102	 7,671 	 203,488 	SH		SOLE			 203,488
AUTOMATIC DATA PROCESSING INC	COM		053015103	 535 	 9,113 		SH		SOLE			 9,113
AUTOMATIC DATA PROCESSING INC	COM		053015103	 6 	 100		SH		DEFINED			 100
BANK OF NOVA SCOTIA HALIFAX	COM		064149107	 329 	 6,000 		SH		SOLE			 6,000
BECTON DICKINSON		COM		075887109	 541 	 6,888 		SH		SOLE			 6,888
BERKSHIRE HATHAWAY INC-CL B	COM		084670702	 220 	 2,493 		SH		SOLE			 2,493
BIOGEN IDEC INC			COM		09062x103	 730 	 4,892 		SH		SOLE			 4,892
BOEING CO			COM		097023105	 278 	 4,000 		SH		SOLE			 4,000
BRISTOL MYERS SQUIBB CO		COM		110122108	 641 	 18,983 	SH		SOLE			 18,983
CANADIAN NATIONAL RAILWAY CO	COM		136375102	 238 	 2,700 		SH		SOLE			 2,700
CENOVUS ENERGY INC		COM		15135u109	 310 	 8,900 		SH		SOLE			 8,900
CHEVRON CORPORATION		COM		166764100	 1,238 	 10,621 	SH		SOLE			 10,621
CHEVRON CORPORATION		COM		166764100	 94 	 810		SH		DEFINED			 810
CISCO SYSTEMS INC		COM		17275r102	 4,133 	 216,428 	SH		SOLE			 216,428
CITRIX SYSTEMS INC		COM		177376100	 4,280 	 55,922 	SH		SOLE			 55,922
COCA COLA CO			COM		191216100	 10,554  278,262 	SH		SOLE			 278,262
COGNIZANT TECHNOLOGY SOLUTIONS 	COM		192446102	 3,632 	 51,964 	SH		SOLE			 51,964
CVS CAREMARK CORP		COM		126650100	 249 	 5,140 		SH		SOLE			 5,140
CYTEC INDUSTRIES INC		COM		232820100	 1,899 	 28,991 	SH		SOLE			 28,991
DISNEY WALT CO NEW		COM		254687106	 4,812 	 92,050 	SH		SOLE			 92,050
DOW CHEMICAL COMPANY		COM		260543103	 278 	 9,607 		SH		SOLE			 9,607
DU PONT E I DE NEMOURS & CO	COM		263534109	 330 	 6,562 		SH		SOLE			 6,562
EDWARDS LIFESCIENCES CORP	COM		28176e108	 273 	 2,545 		SH		SOLE			 2,545
EMERSON ELEC CO			COM		291011104	 3,805 	 78,830 	SH		SOLE			 78,830
EXXONMOBIL CORP			COM		30231g102	 23,080  252,378 	SH		SOLE			 252,378
EXXONMOBIL CORP			COM		30231g102	 73 	 800		SH		DEFINED			 800
FLAMEL TECHNOLOGIES SA SPONS ADRCOM		338488109	 45 	 11,000 	SH		SOLE			 11,000
FMC CORP			COM		302491303	 4,319 	 77,990 	SH		SOLE			 77,990
FOMENTO ECON MEXICANO SPONS ADR	COM		344419106	 5,000 	 54,365 	SH		SOLE			 54,365
GENERAL ELECTRIC CORP		COM		369604103	 1,842 	 81,110 	SH		SOLE			 81,110
GENERAL ELECTRIC CORP		COM		369604103	 22 	 970		SH		DEFINED			 970
GENUINE PARTS CO		COM		372460105	 5,029 	 82,398 	SH		SOLE			 82,398
HEINZ H J CO			COM		423074103	 497 	 8,890 		SH		SOLE			 8,890
HEXCEL CORP			COM		428291108	 4,496 	 187,185 	SH		SOLE			 187,185
HUNTINGTON BANCSHARES INC	COM		446150104	 3,414 	 495,156 	SH		SOLE			 495,156
INTEL CORP			COM		458140100	 934 	 41,208 	SH		SOLE			 41,208
INTL. BUSINESS MACHINES CORP	COM		459200101	 9,795 	 47,215 	SH		SOLE			 47,215
ISHARES CORE S&P MID-CAP ETF	COM		464287507	 242 	 2,452 		SH		SOLE			 2,452
ISHARES CORE S&P SMALL-CAP ETF	COM		464287804	 4,811 	 62,428 	SH		SOLE			 62,428
ISHARES CORE S&P TOTAL U.S.	COM		464287150	 3,265 	 50,024 	SH		SOLE			 50,024
ISHARES KLD 400 SOC SM IND F	COM		464288570	 507 	 9,737 		SH		SOLE			 9,737
ISHARES MSCI EMERGING MKT IN	COM		464287234	 5,051 	 122,230 	SH		SOLE			 122,230
ISHARES MSCI PACIFIC EX-JAPAN 	COM		464286665	 5,079 	 113,896 	SH		SOLE			 113,896
JARDINE MATHESON UNSPONS ADR	COM		471115402	 398 	 7,015 		SH		SOLE			 7,015
JOHNSON & JOHNSON		COM		478160104	 12,173  176,649 	SH		SOLE			 176,649
MCDONALDS CORP			COM		580135101	 380 	 4,142 		SH		SOLE			 4,142
MERCK & CO INC			COM		58933y105	 7,655 	 169,756 	SH		SOLE			 169,756
MICROSOFT CORP			COM		594918104	 8,163 	 274,279 	SH		SOLE			 274,279
NESTLE SA SPONS ADR		COM		641069406	 5,307 	 83,957 	SH		SOLE			 83,957
NEXTERA ENERGY INC		COM		65339f101	 7,957 	 113,140 	SH		SOLE			 113,140
PEPSICO INC			COM		713448108	 7,745 	 109,438 	SH		SOLE			 109,438
PEPSICO INC			COM		713448108	 7 	 100		SH		DEFINED			 100
PFIZER INC			COM		717081103	 8,726 	 351,144 	SH		SOLE			 351,144
PFIZER INC			COM		717081103	 50 	 1992		SH		DEFINED			 1992
PNC FINANCIAL SERVICES GROUP	COM		693475105	 6,994 	 110,833 	SH		SOLE			 110,833
PPG INDUSTRIES INC		COM		693506107	 345 	 3,000 		SH		SOLE			 3,000
PRAXAIR INC			COM		74005p104	 5,811 	 55,941 	SH		SOLE			 55,941
PROCTER & GAMBLE CO		COM		742718109	 23,762  342,584 	SH		SOLE			 342,584
RECKITT BENCKISER GROUP PLC	COM		b24cgk7	 	 200 	 3,475 		SH		SOLE			 3,475
RENAISSANCERE HOLDINGS LTD	COM		g7496g103	 2,435 	 31,601 	SH		SOLE			 31,601
ROYAL BANK OF CANADA		COM		780087102	 321 	 5,600 		SH		SOLE			 5,600
SCHLUMBERGER LTD		COM		806857108	 5,769 	 79,766 	SH		SOLE			 79,766
SPDR GOLD TRUST			COM		78463v107	 206 	 1,200 		SH		SOLE			 1,200
STATE STREET CORP		COM		857477103	 347 	 8,266 		SH		SOLE			 8,266
STRYKER CORPORATION		COM		863667101	 279 	 5,020 		SH		SOLE			 5,020
TARGET CORP			COM		87612e106	 4,983 	 78,516 	SH		SOLE			 78,516
THE TOCQUEVILLE GOLD FUND	COM		888894862	 240 	 3,206 		SH		SOLE			 3,206
TJX COS INC			COM		872540109	 286 	 6,375 		SH		SOLE			 6,375
TRAVELERS COMPANIES INC		COM		89417e109	 5,454 	 79,895 	SH		SOLE			 79,895
UNION PAC CORP			COM		907818108	 5,130 	 43,218 	SH		SOLE			 43,218
UNITED TECHNOLOGIES CORP	COM		913017109	 1,374 	 17,552 	SH		SOLE			 17,552
US BANCORP NEW			COM		902973304	 7,112 	 207,336 	SH		SOLE			 207,336
VALIDUS HOLDINGS LTD		COM		g9319h102	 2,560 	 75,493 	SH		SOLE			 75,493
VANGUARD DIVIDEND APPREC ETF	COM		921908844	 2,568 	 43,022 	SH		SOLE			 43,022
VANGUARD EMRG MK STK INDX-IV	COM		922042304	 238 	 9,007 		SH		SOLE			 9,007
VERIZON COMMUNICATIONS		COM		92343v104	 7,607 	 166,931 	SH		SOLE			 166,931
WELLS FARGO & CO		COM		949746101	 356 	 10,324 	SH		SOLE			 10,324
WEYERHAEUSER CO			COM		962166104	 449 	 17,191 	SH		SOLE			 17,191
WOOLWORTHS LIMITED		COM		6981239	 	 206 	 6,890 		SH		SOLE			 6,890
YUM BRANDS INC			COM		988498101	 4,771 	 71,922 	SH		SOLE			 71,922